Financial Instruments and Risk Management (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
One Customer [Member]
Financial Instruments and Risk Management [Line Items]
Total revenue	11.00%	13.00%